GOODWILL - Narrative (Details) $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($)
Obagi Medical
Goodwill [Line Items]
Goodwill, acquired during period	$ 268.3
Milk Makeup
Goodwill [Line Items]
Goodwill, acquired during period	$ 135.1